PARTY-IN-INTEREST AND RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Related Party and Party-in-Interest Transactions [Line Items]
PARTY-IN-INTEREST AND RELATED-PARTY TRANSACTIONS	PARTY-IN-INTEREST AND RELATED-PARTY TRANSACTIONS
The Plan invests in shares or units of certain funds managed by the Trustee and certain Plan investments are in self-directed brokerage accounts managed by Merrill; therefore, these transactions are party-in-interest transactions. Notes receivable from participants are also considered party-in-interest transactions. The Plan held $49,539 thousand and $48,302 thousand in notes receivable from Plan participants at December 31, 2025 and 2024, respectively.
The Plan also offers the Fiserv Stock Fund, which primarily consists of Fiserv, Inc. common stock, as an investment option. Fiserv Solutions, LLC is the sponsoring employer and therefore a related party of the Plan. At December 31, 2025, the Plan held 831,143 shares of Fiserv, Inc. common stock, with a cost basis of $163,297 thousand, and at December 31, 2024, the Plan held 842,087 shares of Fiserv, Inc. common stock, with a cost basis of $122,233 thousand.